PARENT COMPANY (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
ASSETS
Interest-earning deposits with subsidiary bank	$ 2,530	$ 342
Certificates of deposit	1,843	350
Other assets	170	168
TOTAL ASSETS	355,818	352,288
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	1,683	1,465
Stockholders' equity	36,049	34,017	$ 33,043	$ 33,085
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	355,818	352,288
Parent Company [Member]
ASSETS
Interest-earning deposits with subsidiary bank	2,566	2,104
Certificates of deposit	497
Investment in subsidiary bank	32,320	31,788
Other assets	722	178
TOTAL ASSETS	36,105	34,070
LIABILITIES AND STOCKHOLDERS' EQUITY
Other Liabilities	56	53
Stockholders' equity	36,049	34,017
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 36,105	$ 34,070